Federated Hermes MDT Small Cap Value Fund
Portfolio of Investments
June 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—1.9%
139,314	[1]	Bumble, Inc.	$ 445,805
97,682	[1]	E.W. Scripps Co.	270,579
42,225	[1]	Lumen Technologies, Inc.	324,288
13,282	[1]	Sphere Entertainment Co.	2,298,184
		TOTAL	3,338,856
		Consumer Discretionary—8.5%
34,850	[1]	Adient PLC	640,543
16,403	[2]	Advance Auto Parts, Inc.	1,020,595
61,684	[1]	Bed Bath & Beyond, Inc.	357,150
149,713		Bloomin Brands, Inc.	1,368,377
39,997	[1]	Capri Holdings Ltd.	742,744
75,676	[1]	Coursera, Inc.	426,813
3,130	[1]	Covista, Inc.	390,186
66,892	[1]	Dauch Corp.	362,555
25,162	[1]	El Pollo Loco Holdings, Inc.	426,748
79,319	[1]	Garrett Motion, Inc.	2,873,727
44,730	[1]	Helen of Troy Ltd.	1,300,301
14,227		KB HOME	890,468
18,985		Kohl’s Corp.	336,414
282,423	[1,2]	Krispy Kreme, Inc.	996,953
116,820	[1,2]	PetMed Express, Inc.	224,294
14,812		Polaris, Inc., Class A	1,013,733
10,353	[1]	Victoria’s Secret & Co.	864,269
35,112		Wolverine World Wide, Inc.	580,401
		TOTAL	14,816,271
		Consumer Staples—2.1%
43,560	[2]	B&G Foods, Inc., Class A	173,369
23,384	[1]	Bellring Brands, Inc.	302,589
61,142		Dole PLC	838,868
39,296	[1]	Medifast, Inc.	416,931
74,399		MGP Ingredients, Inc.	1,303,470
44,133	[1]	The Simply Good Foods Co.	586,086
		TOTAL	3,621,313
		Energy—6.3%
85,585		Ardmore Shipping Corp.	1,199,046
57,276	[1]	CNX Resources Corp.	1,943,375
66,621		Crescent Energy Co.	654,218
16,250	[1]	Green Plains, Inc.	249,925
69,659	[1]	Helix Energy Solutions Group, Inc.	608,820
3,316		International Seaways, Inc.	253,972
35,358		Murphy Oil Corp.	1,151,256
31,528	[2]	Northern Oil and Gas, Inc.	572,233
42,090	[1]	Oil States International, Inc.	337,141
32,137		Patterson-UTI Energy, Inc.	295,018
20,463		PBF Energy, Inc.	931,476
14,338		Peabody Energy Corp.	331,495
8,544		Scorpio Tankers, Inc.	591,757

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
103,968	[1]	Talos Energy, Inc.	$ 1,342,227
13,167		World Kinect Corp.	433,721
		TOTAL	10,895,680
		Financials—28.5%
35,626		Amalgamated Financial Corp.	1,635,232
1,578		Amerisafe, Inc.	53,384
43,363	[2]	Artisan Partners Asset Management, Inc.	1,497,324
17,553		Associated Banc-Corp.	540,106
9,952		Bank of Hawaii Corp.	810,988
45,266		BankUnited, Inc.	2,193,138
146,577		BrightSpire Capital, Inc.	798,845
68,981		Byline Bancorp, Inc.	2,597,824
3,183		City Holding Co.	422,193
53,338		CNO Financial Group, Inc.	2,719,171
16,504	[1]	Customers Bancorp, Inc.	1,305,466
25,045		FB Financial Corp.	1,386,241
23,711		First Business Financial Services, Inc.	1,497,824
15,120		First Financial Bancorp	511,510
5,888		First Financial Corp.	455,967
94,613		Flagstar Bank, N.A.	1,413,518
24,455	[1]	Flywire Corp.	429,674
54,744		Fulton Financial Corp.	1,324,257
60,924	[1]	Hamilton Insurance Group, Ltd.	2,067,761
7,593		Hancock Whitney Corp.	567,349
35,774	[1]	Happen, Inc.	741,953
39,926		Independent Bank Corp./MI	1,440,131
8,962		Jackson Financial, Inc.	917,619
8,866		Live Oak Bancshares, Inc.	362,087
12,903		Mercury General Corp.	1,375,718
43,537		Midland States Bancorp, Inc.	1,355,742
44,967		NB Bancorp, Inc.	950,153
20,172		Northpointe Bancshares, Inc.	386,899
34,910		OFG Bancorp	1,713,034
19,175		Origin Bancorp, Inc.	980,801
16,057		Peapack-Gladstone Financial Corp.	759,978
15,560	[1]	Pelagos Insurance Capital	378,886
19,523		Peoples Bancorp, Inc.	749,878
6,202		Preferred Bank Los Angeles, CA	659,025
10,315		QCR Holdings, Inc.	1,004,165
26,207		Radian Group, Inc.	987,218
17,674		Sierra Bancorp	720,392
69,799	[1]	Siriuspoint Ltd.	1,675,176
5,079	[1]	Skyward Specialty Insurance Group, Inc.	296,360
57,954	[1]	Slide Insurance Holdings, Inc.	1,122,569
7,200		Southern Missouri Bancorp, Inc.	548,712
7,481		Texas Capital Bancshares, Inc.	772,488
19,330	[2]	TowneBank	700,519
37,123		TPG RE Finance Trust, Inc.	310,720
50,687		Trustmark Corp.	2,332,109
10,900		UMB Financial Corp.	1,556,084
43,523		Western New England Bancorp, Inc.	622,379
		TOTAL	49,648,567

Shares			Value
		COMMON STOCKS—continued
		Health Care—10.5%
4,042	[1]	4D Molecular Therapeutics, Inc.	$ 53,759
32,035	[1]	AMN Healthcare Services, Inc.	1,036,973
144,637	[1,2]	Aquestive Therapeutics, Inc.	601,690
38,564	[1]	Arvinas, Inc.	320,467
10,109	[1]	Azenta, Inc.	257,982
14,362	[1]	Bicara Therapeutics, Inc.	426,408
3,380	[1]	Bridgebio Pharma, Inc.	251,742
5,531	[1]	Cytokinetics, Inc.	471,186
59,772	[1]	Emergent BioSolutions, Inc.	500,889
15,537	[1]	Erasca, Inc.	284,638
43,723	[1]	Indivior Pharmaceuticals, Inc.	1,793,955
66,050	[1]	Innovage Holding Corp.	782,693
36,114	[1]	Inogen, Inc.	232,935
45,367	[1]	Integra Lifesciences Corp.	814,791
50,719	[1,2]	Intellia Therapeutics, Inc.	858,165
136,319	[1]	Ironwood Pharmaceuticals, Inc.	573,903
98,111	[1]	Janux Therapeutics, Inc.	1,506,985
135,176	[1]	Myriad Genetics, Inc.	771,855
59,509	[1]	Neogen Corp.	534,986
62,826	[1]	Olema Pharmaceuticals, Inc.	785,953
44,621	[1,2]	Omeros Corp.	424,346
5,365	[1]	Omnicell, Inc.	222,755
43,331		Perrigo Co. PLC	450,209
11,148		Phibro Animal Health Corp.	350,047
80,841	[1]	Prothena Corp. PLC	791,433
11,065	[1]	PTC Therapeutics, Inc.	902,572
12,774	[1]	Septerna, Inc.	427,801
92,800	[1]	Teladoc Health, Inc.	786,944
13,877	[1]	Travere Therapeutics, Inc.	788,352
59,338	[1]	Vanda Pharmaceuticals, Inc.	363,149
		TOTAL	18,369,563
		Industrials—12.2%
46,560	[1]	ACV Auctions, Inc.	334,767
15,506	[1,2]	Allegiant Travel Co.	1,823,506
10,943		Apogee Enterprises, Inc.	500,533
14,587		Atkore, Inc.	1,109,196
12,979	[1]	Blue Bird Corp.	1,024,822
35,569	[1]	BrightView Holdings, Inc.	504,013
4,918	[1]	CBIZ, Inc.	157,769
57,063	[1]	Concrete Pumping Holdings, Inc.	687,609
38,774	[1]	CoreCivic, Inc.	1,177,954
21,497		Costamare, Inc.	301,388
844		Emcor Group, Inc.	700,419
981		EnerSys, Inc.	229,377
6,084	[1]	Fluence Energy, Inc.	120,950
9,706	[1]	Fluor Corp.	508,497
45,028	[1,2]	Fuelcell Energy, Inc.	1,621,458
9,859		Granite Construction, Inc.	1,558,511
3,304		Griffon Corp.	322,239
97,298	[1,2]	Hertz Global Holdings, Inc.	220,380
13,140		Hyster-Yale, Inc.	460,688
241,596	[1]	JELD-WEN Holding, Inc.	362,394

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
24,124	[2]	Kelly Services, Inc., Class A	$ 296,243
9,562		Kennametal, Inc.	335,148
7,635	[1]	Legence Corp.	650,731
21,612	[1]	Manitowoc, Inc.	300,191
8,024		Manpower, Inc.	270,970
62,774		Pitney Bowes, Inc.	1,099,800
5,929		Primoris Services Corp.	587,682
22,419	[1]	RXO, Inc.	618,540
3,354	[1]	SkyWest, Inc.	333,153
178,275	[1,2]	TTEC Holdings, Inc.	345,854
16,992	[1]	V2X, Inc.	1,266,924
69,789		Wabash National Corp.	942,152
1,358		Watts Industries, Inc., Class A	531,589
		TOTAL	21,305,447
		Information Technology—9.8%
49,011		Adtran Holdings, Inc.	681,253
25,518	[1]	Arteris, Inc.	1,239,920
16,372	[1]	Consensus Cloud Solutions, Inc.	624,592
8,301	[1]	Digi International, Inc.	622,160
19,828	[1]	Everforth, Inc.	354,326
30,880	[1]	Extreme Networks, Inc.	999,586
70,892	[1]	Freshworks, Inc.	717,427
74,264	[1]	Grid Dynamics Holdings, Inc.	421,820
104,966		Methode Electronics, Inc., Class A	1,991,205
24,654	[1]	nCino, Inc.	403,093
6,562	[1]	nLight, Inc.	456,846
53,488	[1]	Par Technology Corp.	931,761
40,659	[1]	Penguin Solutions, Inc.	3,090,491
26,723	[1]	Riot Platforms, Inc.	731,676
3,029	[1]	Rogers Corp.	495,938
6,406	[1]	SPS Commerce, Inc.	366,231
18,445	[1,2]	Terawulf, Inc.	455,591
4,016	[1]	Ultra Clean Holdings, Inc.	572,641
95,592	[1]	Unisys Corp.	349,867
17,083	[1]	ViaSat, Inc.	1,534,224
		TOTAL	17,040,648
		Materials—3.4%
67,720	[1]	Aspen Aerogels, Inc.	429,345
21,886		Commercial Metals Corp.	1,373,346
28,638	[1]	Constellium SE	912,693
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
37,279		FMC Corp.	428,709
5,271		H.B. Fuller Co.	307,247
42,605		Hecla Mining Co.	657,395
80,150		Mativ Holdings, Inc.	606,735
27,924	[1]	SSR Mining, Inc.	789,691
4,864		Warrior Met Coal, Inc.	394,762
		TOTAL	5,899,923
		Real Estate—10.2%
73,411		American Healthcare REIT, Inc.	3,828,384
94,441		Brandywine Realty Trust	299,378
22,804		COPT Defense Properties	829,837

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
105,208	[1]	Cushman & Wakefield Ltd.	$ 1,408,735
66,522		Essential Properties Realty Trust, Inc.	1,985,682
25,093		Industrial Logistics Properties Trust	222,575
19,820		NetSTREIT Corp.	418,797
95,078		Newmark Group, Inc.	1,436,629
46,205		Outfront Media, Inc.	1,513,676
22,038		Phillips Edison & Co., Inc.	917,221
112,060		Postal Realty Trust, Inc.	2,761,158
46,078		RMR Group, Inc./The	945,981
32,256		Tanger, Inc.	1,273,144
		TOTAL	17,841,197
		Utilities—4.5%
11,358		Avista Corp.	464,656
18,845		California Water Service Group	916,809
8,700	[2]	H2O America	528,699
24,963		Hawaiian Electric Industries, Inc.	337,749
12,228		Northwest Natural Holding Co.	599,906
25,944		ONE Gas, Inc.	1,999,504
12,857		Otter Tail Corp.	1,156,873
34,255		Portland General Electric Co.	1,775,437
		TOTAL	7,779,633
		TOTAL COMMON STOCKS (IDENTIFIED COST $141,630,668)	170,557,098
		INVESTMENT COMPANY—7.5%
13,082,273		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[4] (IDENTIFIED COST $13,082,273)	13,082,273
		TOTAL INVESTMENT IN SECURITIES—105.4% (IDENTIFIED COST $154,712,941)	183,639,371
		OTHER ASSETS AND LIABILITIES - NET—(5.4)%[5]	(9,417,146)
		NET ASSETS—100%	$174,222,225
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 9/30/2025	$8,749,162
Purchases at Cost	$74,746,689
Proceeds from Sales	$(70,413,578)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$13,082,273
Shares Held as of 6/30/2026	13,082,273
Dividend Income	$209,304

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$8,851,074	$9,131,969

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by MDTA LLC (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$161,267,049	$—	$0	$161,267,049
International	9,290,049	—	—	9,290,049
Investment Company	13,082,273	—	—	13,082,273
TOTAL SECURITIES	$183,639,371	$—	$0	$183,639,371

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust